Significant Accounting Policies - Schedule of Earnings Per Share (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Numerator for earnings (loss) per share:
Net income (loss) attributable to the Company’s ordinary shareholders			$ 990,049	$ (1,902,348)
Denominator for basic and diluted earnings per share:
Basic and weighated average ordinary shares	73,438,750	12,607,981	73,438,750	12,607,981
Per share amount
Per share - basic	$ 0.01	$ (0.15)	$ 0.01	$ (0.15)
Per share - diluted	$ 0.01	$ (0.15)	$ 0.01	$ (0.15)